Shareholders' equity - Summary of Valuation Allowance of Other Equity Instruments (Details) - PSU - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per shares)	$ 2.64	$ 6.68
Expected volatility	47.00%	64.00%
Risk-free interest rate	3.45%	3.42%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per shares)	$ 2.64	$ 6.68
Time to expiry	2 years 4 months 9 days	2 years 9 months 3 days